Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northeast Investors Trust
Entity Central Index Key	0000072760
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Northeast Investors Trust
Shareholder Report [Line Items]
Fund Name	Northeast Investors Trust
Class Name	Northeast Investors Trust
Trading Symbol	NTHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Northeast Investors Trust (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.northeastinvestors.com/downloads. You can also request this information by contacting us at 1-800-225-6704.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6704
Additional Information Website	www.northeastinvestors.com/downloads
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Northeast Investors Trust	$225	2.14%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

During fiscal year 2024 ended on September 30, Northeast Investors Trust posted a total return of 9.91% which compares with the total return of the ICE Bank of America US High Yield Index (US High Yield Index) of 15.68%. Relative performance was hindered by the effective shorter-duration of the Trust's portfolio, which reduced its sensitivity to interest rate changes. The results were also affected by base effects emanating from the weak relative performance of the Index in September 2023, which served to set up the Index for a strong rally in the period from September-December 2023. Our results for the trailing three years remain favorable compared to the Index.

At the individual security level, results were helped by a rise in the price of Pyxus International's bonds, while the bonds of Altice France slumped after the company announced its desire to undertake debt reduction. In general, our underweight position in CCC securities – the riskiest part of the high yield market --- caused a drag in relative performance. There was mixed performance from the out-of-index securities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of September 30, 2024)
	1 Year	5 Years	10 Years
NTHEX	9.91%	3.17%	0.21%
US High Yield Index	15.68%	4.54%	4.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 131,746,323
Holdings Count | shares	50
Advisory Fees Paid, Amount	$ 665,640
Investment Company, Portfolio Turnover	29.83%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2024)
Net Assets ($)	$131,746,323
Number of Portfolio Holdings	50
Portfolio Turnover Rate (%)	29.83%
Total Trustee Fees Paid ($)	$665,640

Holdings [Text Block]
What did the Fund invest in? (as of September 30, 2024)
Asset Allocation (% of Total Investments)
Top Ten Holdings (% of Net Assets)

Pyxus Holdco, Inc., 8.5%, 12/31/27	6.8%
Brinker International, Inc., 5%, 10/1/24	4.6%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27	4.3%
Spirit Aerosystems, Inc., 9.375%, 11/30/29	4.1%
KB Home, 7.25%, 7/15/30	4.0%
Alteryx, Inc., 8.75%, 3/15/28	3.9%
Vector Group Ltd, 10.5%, 11/1/26	3.8%
Nustar Energy LP, 5.75%, 10/1/25	3.8%
Western Digital Corp., 4.75%, 2/15/26	3.8%
Delta Air Lines, Inc., 4.5%, 10/20/25	3.8%
Top Ten Sector Breakdown (% of Net Assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of Net Assets)

Pyxus Holdco, Inc., 8.5%, 12/31/27	6.8%
Brinker International, Inc., 5%, 10/1/24	4.6%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27	4.3%
Spirit Aerosystems, Inc., 9.375%, 11/30/29	4.1%
KB Home, 7.25%, 7/15/30	4.0%
Alteryx, Inc., 8.75%, 3/15/28	3.9%
Vector Group Ltd, 10.5%, 11/1/26	3.8%
Nustar Energy LP, 5.75%, 10/1/25	3.8%
Western Digital Corp., 4.75%, 2/15/26	3.8%
Delta Air Lines, Inc., 4.5%, 10/20/25	3.8%

Material Fund Change [Text Block]
Material Fund Changes.

A Special Meeting of Shareholders of Northeast Investors Trust (the "Trust") was held on February 26, 2024 for the purpose of electing Trustees. Each of the nominees for Trustee, including Independent Trustees, received the affirmative vote of a majority of the shares of the Trust represented in person or by proxy at the Special Meeting and were declared duly elected.